General and Administrative Expenses_Details Of Mileage Stock(Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩) shares	Dec. 31, 2017 KRW (₩)
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Number of granted shares	[1]	88,992
Remaining shares	[2]	49,094
Liabilities From Mileage Stock | ₩		₩ 2,283	₩ 2,973
Expense From Mileage Stock Transactions With Employees | ₩		₩ 1,350	₩ 2,378
Stock Granted In201601 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 23, 2016
Number of granted shares	[1]	33,829
Expected exercise period (Years)		0.06
Remaining shares	[2]	12,334
Stock Granted In201602 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 29, 2016
Number of granted shares	[1]	60
Expected exercise period (Years)		0.33
Remaining shares	[2]	21
Stock Granted In201603 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 07, 2016
Number of granted shares	[1]	280
Expected exercise period (Years)		0.52
Remaining shares	[2]	62
Stock Granted In201604 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 18, 2016
Number of granted shares	[1]	767
Expected exercise period (Years)		0.55
Remaining shares	[2]	0
Stock Granted In201605 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 03, 2016
Number of granted shares	[1]	107
Expected exercise period (Years)		0.59
Remaining shares	[2]	38
Stock Granted In201606 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 17, 2016
Number of granted shares	[1]	51
Expected exercise period (Years)		0.63
Remaining shares	[2]	23
Stock Granted In201607 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 30, 2016
Number of granted shares	[1]	256
Expected exercise period (Years)		0.66
Remaining shares	[2]	168
Stock Granted In201608 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 06, 2016
Number of granted shares	[1]	206
Expected exercise period (Years)		0.68
Remaining shares	[2]	103
Stock Granted In201609 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 07, 2016
Number of granted shares	[1]	105
Expected exercise period (Years)		0.77
Remaining shares	[2]	69
Stock Granted In201610 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2016
Number of granted shares	[1]	118
Expected exercise period (Years)		0.84
Remaining shares	[2]	24
Stock Granted In201611 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 07, 2016
Number of granted shares	[1]	211
Expected exercise period (Years)		0.93
Remaining shares	[2]	96
Stock Granted In201612 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 08, 2016
Number of granted shares	[1]	43
Expected exercise period (Years)		0.94
Remaining shares	[2]	32
Stock Granted In201613 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 15, 2016
Number of granted shares	[1]	12
Expected exercise period (Years)		0.96
Remaining shares	[2]	12
Stock Granted In201614 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 20, 2016
Number of granted shares	[1]	309
Expected exercise period (Years)		0.97
Remaining shares	[2]	169
Stock Granted In201615 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 28, 2016
Number of granted shares	[1]	76
Expected exercise period (Years)		0.99
Remaining shares	[2]	40
Stock Granted In201616 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 30, 2016
Number of granted shares	[1]	210
Expected exercise period (Years)		1.00
Remaining shares	[2]	79
Stock Granted in201701 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 09, 2017
Number of granted shares	[1]	28,925
Expected exercise period (Years)		1.02
Remaining shares	[2]	13,198
Stock Granted in201702 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 03, 2017
Number of granted shares	[1]	43
Expected exercise period (Years)		1.09
Remaining shares	[2]	28
Stock Granted in201703 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 03, 2017
Number of granted shares	[1]	82
Expected exercise period (Years)		1.25
Remaining shares	[2]	61
Stock Granted in201704 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 22, 2017
Number of granted shares	[1]	20
Expected exercise period (Years)		1.39
Remaining shares	[2]	20
Stock Granted in201705 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 03, 2017
Number of granted shares	[1]	52
Expected exercise period (Years)		1.50
Remaining shares	[2]	52
Stock Granted in201706 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 07, 2017
Number of granted shares	[1]	29
Expected exercise period (Years)		1.60
Remaining shares	[2]	19
Stock Granted in201707 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 08, 2017
Number of granted shares	[1]	5
Expected exercise period (Years)		1.60
Remaining shares	[2]	2
Stock Granted in201708 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 16, 2017
Number of granted shares	[1]	204
Expected exercise period (Years)		1.62
Remaining shares	[2]	166
Stock Granted in201709 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 17, 2017
Number of granted shares	[1]	40
Expected exercise period (Years)		1.63
Remaining shares	[2]	32
Stock Granted in201710 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 24, 2017
Number of granted shares	[1]	387
Expected exercise period (Years)		1.65
Remaining shares	[2]	323
Stock Granted in201711 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 08, 2017
Number of granted shares	[1]	82
Expected exercise period (Years)		1.69
Remaining shares	[2]	73
Stock Granted in201712 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 20, 2017
Number of granted shares	[1]	9
Expected exercise period (Years)		1.80
Remaining shares	[2]	0
Stock Granted in201713 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2017
Number of granted shares	[1]	120
Expected exercise period (Years)		1.84
Remaining shares	[2]	103
Stock Granted in201714 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2017
Number of granted shares	[1]	106
Expected exercise period (Years)		1.85
Remaining shares	[2]	106
Stock Granted in201715 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 06, 2017
Number of granted shares	[1]	105
Expected exercise period (Years)		1.93
Remaining shares	[2]	91
Stock Granted in201716 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 26, 2017
Number of granted shares	[1]	254
Expected exercise period (Years)		1.99
Remaining shares	[2]	215
Stock Granted in201717 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 29, 2017
Number of granted shares	[1]	114
Expected exercise period (Years)		1.99
Remaining shares	[2]	98
Stock Granted in201801 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 10, 2018
Number of granted shares	[1]	19,197
Expected exercise period (Years)		2.03
Remaining shares	[2]	18,663
Stock Granted in201802 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 12, 2018
Number of granted shares	[1]	9
Expected exercise period (Years)		2.12
Remaining shares	[2]	9
Stock Granted in201803 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 02, 2018
Number of granted shares	[1]	115
Expected exercise period (Years)		2.25
Remaining shares	[2]	115
Stock Granted in201804 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 30, 2018
Number of granted shares	[1]	86
Expected exercise period (Years)		2.33
Remaining shares	[2]	86
Stock Granted in201805 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 08, 2018
Number of granted shares	[1]	170
Expected exercise period (Years)		2.35
Remaining shares	[2]	166
Stock Granted in201806 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jun. 01, 2018
Number of granted shares	[1]	140
Expected exercise period (Years)		2.42
Remaining shares	[2]	140
Stock Granted in201807 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 02, 2018
Number of granted shares	[1]	180
Expected exercise period (Years)		2.50
Remaining shares	[2]	180
Stock Granted in201808 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 07, 2018
Number of granted shares	[1]	194
Expected exercise period (Years)		2.60
Remaining shares	[2]	194
Stock Granted in201809 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 09, 2018
Number of granted shares	[1]	47
Expected exercise period (Years)		2.61
Remaining shares	[2]	47
Stock Granted in201810 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 14, 2018
Number of granted shares	[1]	30
Expected exercise period (Years)		2.62
Remaining shares	[2]	30
Stock Granted in201811 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 16, 2018
Number of granted shares	[1]	130
Expected exercise period (Years)		2.62
Remaining shares	[2]	130
Stock Granted in201812 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 07, 2018
Number of granted shares	[1]	106
Expected exercise period (Years)		2.68
Remaining shares	[2]	106
Stock Granted in201813 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 04, 2018
Number of granted shares	[1]	129
Expected exercise period (Years)		2.76
Remaining shares	[2]	129
Stock Granted in201814 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2018
Number of granted shares	[1]	258
Expected exercise period (Years)		2.84
Remaining shares	[2]	258
Stock Granted in201815 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2018
Number of granted shares	[1]	236
Expected exercise period (Years)		2.85
Remaining shares	[2]	236
Stock Granted in201816 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 04, 2018
Number of granted shares	[1]	21
Expected exercise period (Years)		2.93
Remaining shares	[2]	21
Stock Granted in201817 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 07, 2018
Number of granted shares	[1]	91
Expected exercise period (Years)		2.93
Remaining shares	[2]	91
Stock Granted in201818 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 03, 2018
Number of granted shares	[1]	132
Expected exercise period (Years)		2.92
Remaining shares	[2]	132
Stock Granted in201819 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 12, 2018
Number of granted shares	[1]	64
Expected exercise period (Years)		2.95
Remaining shares	[2]	64
Stock Granted in201820 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 18, 2018
Number of granted shares	[1]	271
Expected exercise period (Years)		2.96
Remaining shares	[2]	271
Stock Granted in201821 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 19, 2018
Number of granted shares	[1]	42
Expected exercise period (Years)		2.97
Remaining shares	[2]	42
Stock Granted in201822 [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 31, 2018
Number of granted shares	[1]	127
Expected exercise period (Years)		3.00
Remaining shares	[2]	127

[1]	Mileage stock may be exercised after one year from the grant date for two years. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock may still be exercised at the closing price of prior month
[2]	The remaining shares are assessed based on the stock price as of December 31, 2018. These shares may be vested immediately at grant date.